Share-based payments - Summary of Input Parameters Discount for Lack of Marketability (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During The Period [Line Items]
Expected life	6 months
Expected volatility	58.60%
Expected dividend yield	0.00%	0.00%
Bottom of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During The Period [Line Items]
Expected life		6 months
Expected volatility		74.10%
Top of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During The Period [Line Items]
Expected life		3 years
Expected volatility		78.40%